Loan Capital - Tier 2 loan capital (Details) ¥ in Millions, ¥ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2020 SGD ($)	Sep. 30, 2019 SGD ($)	Sep. 30, 2020 NZD ($)	Sep. 30, 2020 JPY (¥)	Sep. 30, 2020 HKD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 AUD ($)	Sep. 30, 2019 NZD ($)	Sep. 30, 2019 JPY (¥)	Sep. 30, 2019 HKD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 AUD ($)	Sep. 30, 2018 AUD ($)
Loan capital
Loan capital							$ 23,949						$ 21,826	$ 17,265
Subordinated notes
Loan capital
Loan capital							14,090						11,981
Percentage of share price to determine maximum conversion number	20.00%
Number of business days for immediate and irrevocable termination of rights after non-viability trigger event if conversion not occur	5 days
CNY1,250 million subordinated notes
Loan capital
Principal amount | ¥											¥ 1,250
Loan capital													$ 260
CNY1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		4.85%						4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
CNY1,250 million subordinated notes | One year CNH HIBOR reference rate
Loan capital
Interest rate adjustments (as a percent)		0.8345%						0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%
A$350 million 4.5% subordinated notes
Loan capital
Principal amount							350						$ 350
Loan capital							$ 361						$ 362
A$350 million 4.5% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
A$350 million 4.5% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
S$325 million subordinated notes
Loan capital
Principal amount	$ 325	$ 325
Loan capital							$ 347						$ 356
S$325 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
S$325 million subordinated notes | Five year SGD swap offer rate
Loan capital
Interest rate adjustments (as a percent)	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%
A$175 million subordinated notes
Loan capital
Principal amount							$ 175						$ 175
Loan capital							$ 185						$ 182
A$175 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
A$175 million subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
US$100 million subordinated notes
Loan capital
Principal amount						$ 100						$ 100
Loan capital							$ 175						$ 161
US$100 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
A$700 million subordinated notes
Loan capital
Principal amount							$ 700						$ 700
Loan capital							$ 700						$ 697
A$700 million subordinated notes | Floating 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
JPY20,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 20,000					¥ 20,000
Loan capital							$ 270						$ 279
JPY20,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
JPY10,200 million subordinated notes
Loan capital
Principal amount | ¥				¥ 10,200					¥ 10,200
Loan capital							$ 137						$ 142
JPY10,200 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
JPY10,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 10,000					¥ 10,000
Loan capital							$ 134						$ 139
JPY10,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
NZ$400 million subordinated notes
Loan capital
Principal amount			$ 400					$ 400
Loan capital							$ 376						$ 373
NZ$400 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%
NZ$400 million subordinated notes | New Zealand 5 year swap rate
Loan capital
Interest rate adjustments (as a percent)	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
JPY8,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 8,000					¥ 8,000
Loan capital							$ 107						$ 110
JPY8,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%
JPY8,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%
US$1500 million 4.322% subordinated notes
Loan capital
Principal amount						$ 1,500						$ 1,500
Loan capital							$ 2,320						$ 2,297
US$1500 million 4.322% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%
US$1500 million 4.322% subordinated notes | 5-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%
JPY12,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 12,000					¥ 12,000
Loan capital							$ 161						$ 166
JPY12,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
JPY12,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
JPY13,500 million subordinated notes
Loan capital
Principal amount | ¥				¥ 13,500					¥ 13,500
Loan capital							$ 181						$ 187
JPY13,500 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%
JPY13,500 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%
HKD600 million subordinated notes
Loan capital
Principal amount					$ 600					$ 600
Loan capital							$ 111						$ 114
HKD600 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%
HKD600 million subordinated notes | Five year HKD mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
A$350 million 4.334% subordinated notes
Loan capital
Principal amount							$ 350						$ 350
Loan capital							$ 349						$ 349
A$350 million 4.334% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%
A$350 million 4.334% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%
A$185 million subordinated notes
Loan capital
Principal amount							$ 185						$ 185
Loan capital							$ 185						$ 185
A$185 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
A$250 million subordinated notes
Loan capital
Principal amount							$ 250						$ 250
Loan capital							$ 250						$ 250
A$250 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
A$130 million subordinated notes
Loan capital
Principal amount							$ 130						$ 130
Loan capital							$ 130						$ 130
A$130 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
A$725 million subordinated notes
Loan capital
Principal amount							$ 725						$ 725
Loan capital							$ 714						$ 724
A$725 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
US$1,000 million subordinated notes
Loan capital
Principal amount						$ 1,000						$ 1,000
Loan capital							$ 1,707						$ 1,606
US$1,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%
US $1,250 million subordinated notes
Loan capital
Principal amount						$ 1,250						$ 1,250
Loan capital							$ 1,970						$ 1,921
US $1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
US $1,250 million subordinated notes | 5-year USD Treasury rate
Loan capital
Interest rate adjustments (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
A$1,000 million subordinated notes
Loan capital
Principal amount							$ 1,000						$ 1,000
Loan capital							$ 1,000						$ 991
A$1,000 million subordinated notes | Floating 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
US$1500 million 2.894% subordinated notes
Loan capital
Principal amount						$ 1,500
Loan capital							$ 2,220
US$1500 million 2.894% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.894%		2.894%	2.894%	2.894%	2.894%	2.894%
US$1500 million 2.894% subordinated notes | 5-year USD Treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.35%		1.35%	1.35%	1.35%	1.35%	1.35%
Subordinated perpetual notes
Loan capital
Loan capital							$ 495						$ 521
Subordinated perpetual notes | 6 month US$ LIBOR
Loan capital
Interest rate adjustments (as a percent)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Period prior to payment of dividend on share for payment of interest	12 months	12 months
Parent Entity
Loan capital
Loan capital							$ 23,949						$ 21,826	$ 17,265
Parent Entity | Subordinated notes
Loan capital
Loan capital							14,090						11,981
Parent Entity | CNY1,250 million subordinated notes
Loan capital
Principal amount | ¥											¥ 1,250
Loan capital													$ 260
Parent Entity | CNY1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)		4.85%						4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Parent Entity | CNY1,250 million subordinated notes | One year CNH HIBOR reference rate
Loan capital
Interest rate adjustments (as a percent)		0.8345%						0.8345%	0.8345%	0.8345%	0.8345%	0.8345%	0.8345%
Parent Entity | A$350 million 4.5% subordinated notes
Loan capital
Principal amount							350						$ 350
Loan capital							$ 361						$ 362
Parent Entity | A$350 million 4.5% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Parent Entity | A$350 million 4.5% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Parent Entity | S$325 million subordinated notes
Loan capital
Principal amount	$ 325	$ 325
Loan capital							$ 347						$ 356
Parent Entity | S$325 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Parent Entity | S$325 million subordinated notes | Five year SGD swap offer rate
Loan capital
Interest rate adjustments (as a percent)	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%
Parent Entity | A$175 million subordinated notes
Loan capital
Principal amount							$ 175						$ 175
Loan capital							$ 185						$ 182
Parent Entity | A$175 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Parent Entity | A$175 million subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%	2.65%
Parent Entity | US$100 million subordinated notes
Loan capital
Principal amount						$ 100						$ 100
Loan capital							$ 175						$ 161
Parent Entity | US$100 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | A$700 million subordinated notes
Loan capital
Principal amount							$ 700						$ 700
Loan capital							$ 700						$ 697
Parent Entity | A$700 million subordinated notes | Floating 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
Parent Entity | JPY20,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 20,000					¥ 20,000
Loan capital							$ 270						$ 279
Parent Entity | JPY20,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Parent Entity | JPY10,200 million subordinated notes
Loan capital
Principal amount | ¥				¥ 10,200					¥ 10,200
Loan capital							$ 137						$ 142
Parent Entity | JPY10,200 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Parent Entity | JPY10,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 10,000					¥ 10,000
Loan capital							$ 134						$ 139
Parent Entity | JPY10,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Parent Entity | NZ$400 million subordinated notes
Loan capital
Principal amount			$ 400					$ 400
Loan capital							$ 376						$ 373
Parent Entity | NZ$400 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%	4.695%
Parent Entity | NZ$400 million subordinated notes | New Zealand 5 year swap rate
Loan capital
Interest rate adjustments (as a percent)	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Parent Entity | JPY8,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 8,000					¥ 8,000
Loan capital							$ 107						$ 110
Parent Entity | JPY8,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%	0.9225%
Parent Entity | JPY8,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%	1.0005%
Parent Entity | US$1500 million 4.322% subordinated notes
Loan capital
Principal amount						$ 1,500						$ 1,500
Loan capital							$ 2,320						$ 2,297
Parent Entity | US$1500 million 4.322% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%	4.322%
Parent Entity | US$1500 million 4.322% subordinated notes | 5-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%	2.236%
Parent Entity | JPY12,000 million subordinated notes
Loan capital
Principal amount | ¥				¥ 12,000					¥ 12,000
Loan capital							$ 161						$ 166
Parent Entity | JPY12,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Parent Entity | JPY12,000 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Parent Entity | JPY13,500 million subordinated notes
Loan capital
Principal amount | ¥				¥ 13,500					¥ 13,500
Loan capital							$ 181						$ 187
Parent Entity | JPY13,500 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%	0.868%
Parent Entity | JPY13,500 million subordinated notes | Five year JPY mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%	0.778%
Parent Entity | HKD600 million subordinated notes
Loan capital
Principal amount					$ 600					$ 600
Loan capital							$ 111						$ 114
Parent Entity | HKD600 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%	3.15%
Parent Entity | HKD600 million subordinated notes | Five year HKD mid-swap rate
Loan capital
Interest rate adjustments (as a percent)	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Parent Entity | A$350 million 4.334% subordinated notes
Loan capital
Principal amount							$ 350						$ 350
Loan capital							$ 349						$ 349
Parent Entity | A$350 million 4.334% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%	4.334%
Parent Entity | A$350 million 4.334% subordinated notes | Five year AUD semi-quarterly mid-swap reference rate
Loan capital
Interest rate adjustments (as a percent)	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%	1.83%
Parent Entity | A$185 million subordinated notes
Loan capital
Principal amount							$ 185						$ 185
Loan capital							$ 185						$ 185
Parent Entity | A$185 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | A$250 million subordinated notes
Loan capital
Principal amount							$ 250						$ 250
Loan capital							$ 250						$ 250
Parent Entity | A$250 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Parent Entity | A$130 million subordinated notes
Loan capital
Principal amount							$ 130						$ 130
Loan capital							$ 130						$ 130
Parent Entity | A$130 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Parent Entity | A$725 million subordinated notes
Loan capital
Principal amount							$ 725						$ 725
Loan capital							$ 714						$ 724
Parent Entity | A$725 million subordinated notes | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%	1.80%
Parent Entity | US$1,000 million subordinated notes
Loan capital
Principal amount						$ 1,000						$ 1,000
Loan capital							$ 1,707						$ 1,606
Parent Entity | US$1,000 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%	4.421%
Parent Entity | US $1,250 million subordinated notes
Loan capital
Principal amount						$ 1,250						$ 1,250
Loan capital							$ 1,970						$ 1,921
Parent Entity | US $1,250 million subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
Parent Entity | US $1,250 million subordinated notes | 5-year USD Treasury rate
Loan capital
Interest rate adjustments (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Parent Entity | A$1,000 million subordinated notes
Loan capital
Principal amount							$ 1,000						$ 1,000
Loan capital							$ 1,000						$ 991
Parent Entity | A$1,000 million subordinated notes | Floating 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%
Parent Entity | US$1500 million 2.894% subordinated notes
Loan capital
Principal amount						$ 1,500
Loan capital							$ 2,220
Parent Entity | US$1500 million 2.894% subordinated notes | Fixed interest rate
Loan capital
Interest rate (as a percent)	2.894%		2.894%	2.894%	2.894%	2.894%	2.894%
Parent Entity | US$1500 million 2.894% subordinated notes | 5-year USD Treasury rate
Loan capital
Interest rate adjustments (as a percent)	1.35%		1.35%	1.35%	1.35%	1.35%	1.35%
Parent Entity | Subordinated perpetual notes
Loan capital
Loan capital							$ 495						$ 521